Business Segment Information	12 Months Ended
Dec. 31, 2014
Notes
Business Segment Information

Note 10:  Business Segment Information

The following table sets forth financial information regarding the Company’s two reportable business segments for the year ended December 31, 2014.

	Life and
Year ended or as of December 31, 2014	Health	Annuities	Total
Revenues

Life and health premiums, net	$ 127	$ -	$ 127
Contract charges	24	-	24
Net investment income	278	-	278
Net realized investment gains	-	-	-
Other income	-	-	-

Total revenues	429	-	429

Benefits and expenses
Life and health insurance claims and benefits, net	112	-	112
Interest credited to policyholder account balances	8	-	8
Operating and other expenses	137	-	137

Total benefits and expenses	257	-	257

Income before income taxes	172	-	172

Income tax expense	11	-	11

Net income	161	-	161

Change in unrealized (losses), net of tax (benefit)	(47)	-	(47)

Other comprehensive (loss)	(47)	-	(47)

Total comprehensive income	$ 114	$ -	$ 114

Reinsurance recoverable from affiliate	$ 25,199	$ -	$ 25,199
Assets on deposit	-	349,937	349,937
Claim and policy benefit reserves - life and health	22,035	333	22,368
Policyholder account balances	3,612	349,937	353,549

The following table sets forth financial information regarding the Company’s two reportable business segments for the year ended December 31, 2013.

	Life and
Year ended or as of December 31, 2013	Health	Annuities	Total
Revenues

Life and health premiums, net	$ 139	$ -	$ 139
Contract charges	46	-	46
Net investment income	176	-	176
Net realized investment gains	-	-	-
Other income	293	-	293

Total revenues	654	-	654

Benefits and expenses
Life and health insurance claims and benefits, net	179	-	179
Interest credited to policyholder account balances	9	-	9
Operating and other expenses	86	-	86

Total benefits and expenses	274	-	274

Income before income taxes	380	-	380

Income tax expense	249	-	249

Net income	131	-	131

Change in unrealized (losses), net of tax (benefit)	(154)	-	(154)

Other comprehensive (loss)	(154)	-	(154)

Total comprehensive (loss)	$ (23)	$ -	$ (23)

Reinsurance recoverable from affiliate	$ 25,525	$ -	$ 25,525
Assets on deposit	-	89,313	89,313
Claim and policy benefit reserves - life and health	23,196	-	23,196
Policyholder account balances	3,734	89,313	93,047

The Company had one reportable business segment, life and health, for the year ended December 31, 2012.